Debt - SB Funding Facility (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Aug. 01, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Principal Amount Outstanding		$ 4,602,317	$ 4,602,317	$ 710,349
SB Funding Facility
Line of Credit Facility [Line Items]
Principal Amount Outstanding				$ 0
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Interest Rate			2.10%
Commitment fee percentage on letters of credit			0.50%
SB Funding Facility | Line of Credit | During Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.40%	2.10%
SB Funding Facility | Line of Credit | Following Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.70%	2.40%
Revolving Credit Facility | SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 750,000	$ 750,000